Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
December 31, 2021
Z60-NPRT3-0322
1.9884253.104
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,479	24,323
Fidelity Series Commodity Strategy Fund (a)	1,105	4,520
Fidelity Series Large Cap Growth Index Fund (a)	797	15,416
Fidelity Series Large Cap Stock Fund (a)	903	17,139
Fidelity Series Large Cap Value Index Fund (a)	2,108	32,804
Fidelity Series Small Cap Opportunities Fund (a)	550	8,210
Fidelity Series Value Discovery Fund (a)	732	12,135
TOTAL DOMESTIC EQUITY FUNDS (Cost $97,620)		114,547

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	454	6,592
Fidelity Series Emerging Markets Fund (a)	307	3,229
Fidelity Series Emerging Markets Opportunities Fund (a)	1,383	29,079
Fidelity Series International Growth Fund (a)	777	14,862
Fidelity Series International Index Fund (a)	509	6,241
Fidelity Series International Small Cap Fund (a)	238	5,083
Fidelity Series International Value Fund (a)	1,331	14,870
Fidelity Series Overseas Fund (a)	1,032	14,860
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $85,337)		94,816

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	45	451
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	178	1,807
Fidelity Series Corporate Bond Fund (a)	10	105
Fidelity Series Emerging Markets Debt Fund (a)	129	1,173
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	42	394
Fidelity Series Floating Rate High Income Fund (a)	24	222
Fidelity Series Government Bond Index Fund (a)	13	139
Fidelity Series High Income Fund (a)	143	1,367
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	13	149
Fidelity Series Investment Grade Securitized Fund (a)	10	103
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,057	9,007
Fidelity Series Real Estate Income Fund (a)	72	845
TOTAL BOND FUNDS (Cost $15,928)		15,804

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $198,885)	225,167
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	225,167

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	917	463	3	(3)	-	451
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,897	98	10	-	8	1,807
Fidelity Series Blue Chip Growth Fund	17,409	12,529	4,514	4,320	(21)	(1,080)	24,323
Fidelity Series Canada Fund	3,830	2,656	455	134	(6)	567	6,592
Fidelity Series Commodity Strategy Fund	4,390	3,253	2,357	1,571	(215)	(551)	4,520
Fidelity Series Corporate Bond Fund	16	116	27	1	-	-	105
Fidelity Series Emerging Markets Debt Fund	864	435	120	34	(5)	(1)	1,173
Fidelity Series Emerging Markets Debt Local Currency Fund	287	153	23	14	(1)	(22)	394
Fidelity Series Emerging Markets Fund	2,516	1,390	380	100	(7)	(290)	3,229
Fidelity Series Emerging Markets Opportunities Fund	22,639	14,919	3,363	3,146	(44)	(5,072)	29,079
Fidelity Series Floating Rate High Income Fund	170	84	33	6	(1)	2	222
Fidelity Series Government Bond Index Fund	20	188	68	-	(1)	-	139
Fidelity Series Government Money Market Fund 0.08%	410	23	433	-	-	-	-
Fidelity Series High Income Fund	1,000	496	146	48	(1)	18	1,367
Fidelity Series Inflation-Protected Bond Index Fund	3,159	1,061	4,341	39	280	(159)	-
Fidelity Series International Credit Fund	41	1	-	1	-	-	42
Fidelity Series International Growth Fund	9,384	6,252	1,234	1,089	26	434	14,862
Fidelity Series International Index Fund	3,933	2,504	373	145	1	176	6,241
Fidelity Series International Small Cap Fund	3,398	1,967	326	565	-	44	5,083
Fidelity Series International Value Fund	9,441	6,482	1,276	684	2	221	14,870
Fidelity Series Investment Grade Bond Fund	23	209	82	1	(1)	-	149
Fidelity Series Investment Grade Securitized Fund	15	113	25	-	-	-	103
Fidelity Series Large Cap Growth Index Fund	10,985	4,714	2,795	431	86	2,426	15,416
Fidelity Series Large Cap Stock Fund	12,010	6,498	1,707	1,279	(8)	346	17,139
Fidelity Series Large Cap Value Index Fund	22,942	11,435	2,873	1,836	(50)	1,349	32,803
Fidelity Series Long-Term Treasury Bond Index Fund	4,328	5,224	922	112	(70)	447	9,007
Fidelity Series Overseas Fund	9,436	5,462	1,411	403	19	1,354	14,860
Fidelity Series Real Estate Income Fund	602	266	60	26	(1)	38	845
Fidelity Series Short-Term Credit Fund	202	23	225	1	6	(6)	-
Fidelity Series Small Cap Opportunities Fund	5,815	4,250	880	1,728	(78)	(897)	8,210
Fidelity Series Treasury Bill Index Fund	652	93	745	-	-	-	-
Fidelity Series Value Discovery Fund	8,476	4,544	1,178	931	(13)	306	12,135
	158,393	100,154	32,933	18,658	(106)	(342)	225,166

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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